Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025
Without Sales Load [Member] | C000012098
Average Annual Return [Line Items]
Average Annual Return, Percent	14.99%	14.72%	14.14%
Without Sales Load [Member] | C000012101
Average Annual Return [Line Items]
Average Annual Return, Percent	7.20%	12.78%	8.41%
Without Sales Load [Member] | C000012193
Average Annual Return [Line Items]
Average Annual Return, Percent	9.02%	11.94%	10.67%
Without Sales Load [Member] | C000012197
Average Annual Return [Line Items]
Average Annual Return, Percent	3.57%	7.72%	7.46%
Without Sales Load [Member] | C000012198
Average Annual Return [Line Items]
Average Annual Return, Percent	1.28%	13.87%	5.22%
Without Sales Load [Member] | C000012079
Average Annual Return [Line Items]
Average Annual Return, Percent	17.84%	6.86%	5.55%
Morningstar US Market Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.51%	15.18%	11.81%
Morningstar US Market Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.51%	15.18%	11.81%
Morningstar US Market Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.51%	15.18%	11.81%
Morningstar US Market Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.51%	15.18%	11.81%
Morningstar US Market Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.51%	15.18%	11.81%
S&P Total Market Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.25%	15.02%	11.59%
Morningstar® US Large-Mid Cap Broad Growth IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	15.03%	14.80%	14.41%
Morningstar® US Mid Cap IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	7.24%	12.85%	8.58%
Morningstar® US Mid Cap Broad Growth IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	9.08%	12.06%	10.86%
Morningstar® US Small Cap Broad Growth Extended IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	3.52%	7.68%	7.49%
Morningstar® US Small Cap Broad Value Extended IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	1.34%	13.93%	5.38%
Cohen & Steers Realty Majors Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.26%	7.25%	5.92%